Loan Payable Disclosure	12 Months Ended
Dec. 31, 2021
Notes
Loan Payable Disclosure	7.Loan Payable As at December 31, 2021, the Company owed $177,068 (2020 - $176,312) to an unrelated party, which is non-interest bearing, unsecured, and due on demand.